Stockholders' Equity - Schedule of Preferred Stock and Depositary Shares (Details) - USD ($)		12 Months Ended
	Mar. 12, 2020	Dec. 31, 2023	Apr. 25, 2023	Apr. 24, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.01			$ 0.01
Preferred stock, shares authorized (in shares)		20,000,000	20,000,000	10,000,000	10,000,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares authorized (in shares)		345,000
Preferred stock, shares issued (in shares)		345,000
Preferred stock, shares outstanding (in shares)		345,000
Liquidation preference per share (in dollars per share)		$ 1,000
Total Liquidation Preference		$ 345,000,000
Dividend	5.375%	5.375%
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares authorized (in shares)		325,000
Preferred stock, shares issued (in shares)		325,000
Preferred stock, shares outstanding (in shares)		325,000
Liquidation preference per share (in dollars per share)		$ 1,000
Total Liquidation Preference		$ 325,000,000
Series B Preferred Stock | Secured Overnight Financing Rate
Class of Stock [Line Items]
Dividend, basis spread on variable rate		3.972%
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares authorized (in shares)		8,000,000
Preferred stock, shares issued (in shares)		8,000,000
Preferred stock, shares outstanding (in shares)		8,000,000
Liquidation preference per share (in dollars per share)		$ 25
Total Liquidation Preference		$ 200,000,000
Dividend		5.625%